GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 176,223	$ 156,739	$ 145,571
Networking [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	162,831	143,136	131,922
Technology [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers	$ 13,392	$ 13,603	$ 13,649